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VIA EDGAR TRANSMISSION

October 27, 2021

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	American General Life Insurance Company Separate Account VL-R
        ("Registrant")
        American General Life Insurance Company ("Depositor")
        Certification Pursuant to Rule 497(j) of the Securities Act of
        1933
        (Investment Company Act Number 811-08561)
	(Central Index Key 0001051485)

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
FILE NUMBER          PRODUCT NAME
333-196172           AGL Platinum Choice VUL 2
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

Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1. In connection with the above-referenced Registration Statement, the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration
Statement or amendment, and

2. The text of the most recent Registration Statement or amendment has been filed with the Commission electronically.

You may direct any questions regarding this filing to the undersigned at
(713) 831-1053.


Very truly yours,

/s/ Kim DeGennaro

______________________
Kim DeGennaro
Vice President and Deputy General Counsel